Interests in subsidiaries (Detail 2) € in Millions, ¥ in Millions, £ in Millions, SFr in Millions, $ in Millions, $ in Millions, $ in Millions, in Millions		12 Months Ended
		Dec. 31, 2020 AUD ($)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 SDG ( )	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Share capital									$ 338.0	$ 338.0
UBS Asset Management (Americas) Inc.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company		UBS Asset Management (Americas) Inc.
Registered office		Wilmington, Delaware, USA
Primary business division		Asset Management
Share capital									0.0
Equity interest accumulated in %		100.00%
UBS Asset Management (Hong Kong) Limited
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company		UBS Asset Management (Hong Kong) Limited
Registered office		Hong Kong, Hong Kong
Primary business division		Asset Management
Share capital						$ 254.0
Equity interest accumulated in %		100.00%
UBS Asset Management Life Ltd
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company		UBS Asset Management Life Ltd
Registered office		London, United Kingdom
Primary business division		Asset Management
Share capital | £					£ 15.0
Equity interest accumulated in %		100.00%
UBS Asset Management Switzerland AG
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company		UBS Asset Management Switzerland AG
Registered office		Zurich, Switzerland
Primary business division		Asset Management
Share capital | SFr			SFr 0.5
Equity interest accumulated in %		100.00%
UBS Asset Management (UK) Ltd
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company		UBS Asset Management (UK) Ltd
Registered office		London, United Kingdom
Primary business division		Asset Management
Share capital | £					125.0
Equity interest accumulated in %		100.00%
UBS Business Solutions US LLC
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company		UBS Business Solutions US LLC
Registered office		Wilmington, Delaware, USA
Primary business division		Group Functions
Share capital									0.0
Equity interest accumulated in %		100.00%
UBS Credit Corp.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company		UBS Credit Corp.
Registered office		Wilmington, Delaware, USA
Primary business division		Global Wealth Management
Share capital									0.0
Equity interest accumulated in %		100.00%
UBS (France) SA.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company		UBS (France) S.A.
Registered office		Paris, France
Primary business division		Global Wealth Management
Share capital | €				€ 133.0
Equity interest accumulated in %		100.00%
UBS Fund Management (Luxembourg) S.A.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company		UBS Fund Management (Luxembourg) S.A.
Registered office		Luxembourg, Luxembourg
Primary business division		Asset Management
Share capital | €				13.0
Equity interest accumulated in %		100.00%
UBS Fund Management (Switzerland) AG
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company		UBS Fund Management (Switzerland) AG
Registered office		Basel, Switzerland
Primary business division		Asset Management
Share capital | SFr			1.0
Equity interest accumulated in %		100.00%
UBS (Monaco) S.A.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company		UBS (Monaco) S.A.
Registered office		Monte Carlo, Monaco
Primary business division		Global Wealth Management
Share capital | €				49.2
Equity interest accumulated in %		100.00%
UBS Realty Investors LLC
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company		UBS Realty Investors LLC
Registered office		Boston, Massachusetts, USA
Primary business division		Asset Management
Share capital									9.0
Equity interest accumulated in %		100.00%
UBS Securities Australia Ltd
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company		UBS Securities Australia Ltd
Registered office		Sydney, Australia
Primary business division		Investment Bank
Share capital	[1]	$ 0.3
Equity interest accumulated in %		100.00%
UBS Securities Hong Kong Limited
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company		UBS Securities Hong Kong Limited
Registered office		Hong Kong, Hong Kong
Primary business division		Investment Bank
Share capital						3,154.2
Equity interest accumulated in %		100.00%
UBS Securities Japan Co., Ltd.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company		UBS Securities Japan Co., Ltd.
Registered office		Tokyo, Japan
Primary business division		Investment Bank
Share capital | ¥							¥ 32,100.0
Equity interest accumulated in %		100.00%
UBS Securities Pte. Ltd.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company		UBS Securities Pte. Ltd.
Registered office		Singapore, Singapore
Primary business division		Investment Bank
Share capital |								420.4
Equity interest accumulated in %		100.00%
UBS AG
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Share capital									338.0	$ 338.0
UBS AG | UBS Asset Management (Americas) Inc.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company		UBS Asset Management (Americas) Inc.
Registered office		Wilmington, Delaware, USA
Primary business division		Asset Management
Share capital									0.0
Equity interest accumulated in %		100.00%
UBS AG | UBS Asset Management (Hong Kong) Limited
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company		UBS Asset Management (Hong Kong) Limited
Registered office		Hong Kong, Hong Kong
Primary business division		Asset Management
Share capital						254.0
Equity interest accumulated in %		100.00%
UBS AG | UBS Asset Management Life Ltd
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company		UBS Asset Management Life Ltd
Registered office		London, United Kingdom
Primary business division		Asset Management
Share capital | £					15.0
Equity interest accumulated in %		100.00%
UBS AG | UBS Asset Management Switzerland AG
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company		UBS Asset Management Switzerland AG
Registered office		Zurich, Switzerland
Primary business division		Asset Management
Share capital | SFr			0.5
Equity interest accumulated in %		100.00%
UBS AG | UBS Asset Management (UK) Ltd
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company		UBS Asset Management (UK) Ltd
Registered office		London, United Kingdom
Primary business division		Asset Management
Share capital | £					£ 125.0
Equity interest accumulated in %		100.00%
UBS AG | UBS Business Solutions US LLC
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company		UBS Business Solutions US LLC
Registered office		Wilmington, Delaware, USA
Primary business division		Group Functions
Share capital									0.0
Equity interest accumulated in %		100.00%
UBS AG | UBS Credit Corp.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company		UBS Credit Corp.
Registered office		Wilmington, Delaware, USA
Primary business division		Global Wealth Management
Share capital									0.0
Equity interest accumulated in %		100.00%
UBS AG | UBS (France) SA.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company		UBS (France) S.A.
Registered office		Paris, France
Primary business division		Global Wealth Management
Share capital | €				133.0
Equity interest accumulated in %		100.00%
UBS AG | UBS Fund Management (Luxembourg) S.A.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company		UBS Fund Management (Luxembourg) S.A.
Registered office		Luxembourg, Luxembourg
Primary business division		Asset Management
Share capital | €				13.0
Equity interest accumulated in %		100.00%
UBS AG | UBS Fund Management (Switzerland) AG
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company		UBS Fund Management (Switzerland) AG
Registered office		Basel, Switzerland
Primary business division		Asset Management
Share capital | SFr			SFr 1.0
Equity interest accumulated in %		100.00%
UBS AG | UBS (Monaco) S.A.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company		UBS (Monaco) S.A.
Registered office		Monte Carlo, Monaco
Primary business division		Global Wealth Management
Share capital | €				€ 49.2
Equity interest accumulated in %		100.00%
UBS AG | UBS Realty Investors LLC
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company		UBS Realty Investors LLC
Registered office		Boston, Massachusetts, USA
Primary business division		Asset Management
Share capital									$ 9.0
Equity interest accumulated in %		100.00%
UBS AG | UBS Securities Australia Ltd
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company		UBS Securities Australia Ltd
Registered office		Sydney, Australia
Primary business division		Investment Bank
Share capital	[1]	$ 0.3
Equity interest accumulated in %		100.00%
UBS AG | UBS Securities Hong Kong Limited
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company		UBS Securities Hong Kong Limited
Registered office		Hong Kong, Hong Kong
Primary business division		Investment Bank
Share capital						$ 3,154.2
Equity interest accumulated in %		100.00%
UBS AG | UBS Securities Japan Co., Ltd.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company		UBS Securities Japan Co., Ltd.
Registered office		Tokyo, Japan
Primary business division		Investment Bank
Share capital | ¥							¥ 32,100.0
Equity interest accumulated in %		100.00%
UBS AG | UBS Securities Pte. Ltd.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company		UBS Securities Pte. Ltd.
Registered office		Singapore, Singapore
Primary business division		Investment Bank
Share capital |								420.4
Equity interest accumulated in %		100.00%

[1]	Includes a nominal amount relating to redeemable preference shares.